Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total current assets	$ 132,541	$ 142,139
Total assets	139,111	148,806
Total current liabilities	31,967	32,753
Total Liabilities	37,084	37,834
Net (loss)/income	19,165	22,576	5,538
Net cash provided by/(used in) operating activities	12,210	24,504	20,897
Net cash (used in)/provided by investing activities	284	(870)	55,025
Net cash provided by financing activities	(26,712)	(76,884)	(147,214)
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Total current assets	226	62,189
Total non-current assets	4	2,469
Total assets	230	64,658
Total current liabilities	83	14,649
Total non-current liabilities		2,917
Total Liabilities	83	17,566
Net revenues	32,431	79,489	78,940
Net (loss)/income	594	(1,369)	(837)
Net cash provided by/(used in) operating activities	2,897	(4,151)	4,464
Net cash (used in)/provided by investing activities	1,538	(364)	(1,645)
Net cash provided by financing activities	$ 0	$ 0	$ 0